Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Table
Year	Summary Compensation Table Total for Current PEO(1)	Compensation Actually Paid to Current PEO(2)	Summary Compensation Table Total for Former Interim PEO(3)	Compensation Actually Paid to Former Interim PEO(4)	Summary Compensation Table Total for Former PEO	Compensation Actually Paid to Former PEO		Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(19)		Adjusted Operating Income (millions)(10)
										Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)		(f)	(g)	(h)	(i)	(j)		(k)
2024	$9,710,672	$8,156,702	$827,104	$830,868	N/A	$	N/A	$2,544,386	$1,937,356	$61.39	$137.81		$63.2	$239.2
2023	N/A	N/A	$3,060,725	$3,032,476	$8,210,339	-$	7,774,065	$2,855,745	$2,417,932	$68.59	$124.22		$17.6	$169.3
2022	N/A	N/A	N/A	N/A	$8,565,545		$2,575,035	$2,076,241	$178,933	$73.63	$113.92	-$	86.2	$145.1
2021	N/A	N/A	N/A	N/A	$10,080,644		$15,281,126	$2,161,897	$3,038,616	$115.91	$140.40	-$	135.8	$154.8
2020	N/A	N/A	N/A	N/A	$6,902,353		$5,689,235	$1,730,387	$1,334,414	$87.78	$117.63	-$	348.8	$93.5

(1)
Amounts reflect the total compensation reported for Mr. Makatsaria in the “Total” column in the “Summary Compensation Table” for 2024.

(2)
Amounts represent “compensation actually paid” to Mr. Makatsaria by applying the following adjustments to Mr. Makatsaria’s total compensation for each year, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to Mr. Makatsaria during the applicable year.

Year	Reported Summary Compensation Table Total for Current PEO)	Reported Value of Equity Awards(a)		Change in Pension Value	Equity Award Adjustments(b)	Compensation Actually Paid to Current PEO
2024	$9,710,672	-$	7,308,628	—	$5,754,658	$8,156,702

(a)
Amounts reflect the aggregate grant-date fair value of awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$5,754,658	—	—	—	—	—	$5,754,658

(3)
Amounts reflect the total compensation reported for Mr. Kozy in the “Total” column in the “Summary Compensation Table” for each corresponding year.

(4)
Amounts represent “compensation actually paid” to Mr. Kozy, by applying the following adjustments to Mr. Kozy’s total compensation for 2024, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to Mr. Kozy during 2024.

Year	Reported Summary Compensation Table Total for Former Interim PEO	Reported Value of Equity Awards(a)		Equity Award Adjustments(b)	Compensation Actually Paid to Former Interim PEO
2024	$827,104	-$	312,813	$316,577	$830,868

(a)
Amounts reflect the aggregate grant-date fair value of awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$272,025	—	—	$44,552	—	—	$316,577

In accordance with the requirements of Item 402(v) of Regulation S-K, the fair values of unvested and outstanding equity awards held by our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during 2024. For options, the fair values as of each measurement date were determined using a binomial lattice model, with assumptions and methodologies regarding volatility, dividend yield, and risk-free rates that are generally consistent with those used to estimate fair value at grant under generally accepted accounting principles. The range of estimates used in the option fair value calculations for 2024 are as follows: (i) remaining option contractual life between 1 year – 9.7 years, volatility between 36% – 45%, dividend yield of 0%, and risk-free rate between 4% – 4.5%. For relative TSR PSUs, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model. For Adjusted Free Cash Flow PSUs (“FCF PSUs”) and Return on Invested Capital PSUS (“ROIC PSUs”), the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date that are consistent with those used to calculate the grant date fair value of such awards, except that the FCF & ROIC PSUs granted in 2022, and the FCF PSUs granted in 2023 assumed below-target payout at the end of 2024, while the FCF & ROIC PSUs granted in 2021, the ROIC PSUs granted in 2023, and the FCF & ROIC PSUs granted in 2024 assumed above-target payout at the end of 2024.

(5)
Amounts reflect the total compensation reported for LivaNova’s NEOs (excluding Mr. Makatsaria who is currently serving as PEO, Mr. Kozy who served as interim PEO for parts of 2023 and 2024, and Mr. McDonald who served as PEO in 2020, 2021, 2022, and part of 2023) in the “Total” column in the “Summary Compensation Table” for each corresponding year. The NEOs whose compensation was included for purposes of calculating the average amounts in each applicable year in this column are as follows: (i) for 2024, Messrs. Shvartsburg, Hutchinson, Poletti, and Tezel and Ms. Hebbelinck, (ii) for 2023, Messrs. Shvartsburg, Dolci, and Hutchinson, and Ms. Hebbelinck; (iii) for 2022, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck; (iv) for 2021, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck; and (v) for 2020, Messrs. Huston, Shvartsburg, Dolci, and Khoury, and Ms. Skeffington.

(6)
Amounts represent average “compensation actually paid” to the non-CEO NEOs as a group by applying the following adjustments to each NEO’s total compensation for each year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards		Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$2,544,386	-$	1,467,904	$860,874	$1,937,356
(a) The equity award adjustments reflected in this column were calculated as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$1,065,098	-$	150,524	—	$126,925	-$	180,625	—	$860,874

(7)
The amounts in this column assume the investment of $100 on December 31, 2019 in LivaNova’s common shares traded on the Nasdaq and the reinvestment of all dividends since that date.

(8)
The amounts in this column assume the investment of $100 on December 31, 2019 in the S&P Healthcare Equipment Index, the peer group used for purposes of the Company’s performance graph pursuant to Item 201(e) of Regulation S-K, and the reinvestment of all dividends since that date.

(9)
Amounts reflect the Company’s net income as reported in its audited financial statements for the applicable year.

(10)
Amounts reflect Adjusted Operating Income as the Company-Selected Measure. The Company defines Adjusted Operating Income as net income at reported currency exchange rates, after adjustments for the effects of acquisitions, divestitures, restructuring, integration, product remediation, purchase price allocation and intangible amortization, significant litigation, equity compensation, significant non-cash adjustments, and other infrequent, unusual, or non-recurring items not incurred in the ordinary course of business.

Company Selected Measure Name			Adjusted Operating Income
Named Executive Officers, Footnote	(5)
			Amounts reflect the total compensation reported for LivaNova’s NEOs (excluding Mr. Makatsaria who is currently serving as PEO, Mr. Kozy who served as interim PEO for parts of 2023 and 2024, and Mr. McDonald who served as PEO in 2020, 2021, 2022, and part of 2023) in the “Total” column in the “Summary Compensation Table” for each corresponding year. The NEOs whose compensation was included for purposes of calculating the average amounts in each applicable year in this column are as follows: (i) for 2024, Messrs. Shvartsburg, Hutchinson, Poletti, and Tezel and Ms. Hebbelinck, (ii) for 2023, Messrs. Shvartsburg, Dolci, and Hutchinson, and Ms. Hebbelinck; (iii) for 2022, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck; (iv) for 2021, Messrs. Shvartsburg and Dolci and Mses. Skeffington and Hebbelinck; and (v) for 2020, Messrs. Huston, Shvartsburg, Dolci, and Khoury, and Ms. Skeffington.
Peer Group Issuers, Footnote	(8)
			The amounts in this column assume the investment of $100 on December 31, 2019 in the S&P Healthcare Equipment Index, the peer group used for purposes of the Company’s performance graph pursuant to Item 201(e) of Regulation S-K, and the reinvestment of all dividends since that date.
Adjustment To PEO Compensation, Footnote	(1)
Amounts reflect the total compensation reported for Mr. Makatsaria in the “Total” column in the “Summary Compensation Table” for 2024.

(2)
Amounts represent “compensation actually paid” to Mr. Makatsaria by applying the following adjustments to Mr. Makatsaria’s total compensation for each year, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to Mr. Makatsaria during the applicable year.

Year	Reported Summary Compensation Table Total for Current PEO)	Reported Value of Equity Awards(a)		Change in Pension Value	Equity Award Adjustments(b)	Compensation Actually Paid to Current PEO
2024	$9,710,672	-$	7,308,628	—	$5,754,658	$8,156,702

(a)
Amounts reflect the aggregate grant-date fair value of awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$5,754,658	—	—	—	—	—	$5,754,658

(3)
Amounts reflect the total compensation reported for Mr. Kozy in the “Total” column in the “Summary Compensation Table” for each corresponding year.

(4)
Amounts represent “compensation actually paid” to Mr. Kozy, by applying the following adjustments to Mr. Kozy’s total compensation for 2024, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to Mr. Kozy during 2024.

Year	Reported Summary Compensation Table Total for Former Interim PEO	Reported Value of Equity Awards(a)		Equity Award Adjustments(b)	Compensation Actually Paid to Former Interim PEO
2024	$827,104	-$	312,813	$316,577	$830,868

(a)
Amounts reflect the aggregate grant-date fair value of awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments reflected in this column were calculated as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$272,025	—	—	$44,552	—	—	$316,577

Non-PEO NEO Average Total Compensation Amount			$ 2,544,386	$ 2,855,745	$ 2,076,241	$ 2,161,897	$ 1,730,387
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,937,356	2,417,932	178,933	3,038,616	1,334,414
Adjustment to Non-PEO NEO Compensation Footnote	(6)
Amounts represent average “compensation actually paid” to the non-CEO NEOs as a group by applying the following adjustments to each NEO’s total compensation for each year, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual amount of compensation earned by or paid to each NEO during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards		Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$2,544,386	-$	1,467,904	$860,874	$1,937,356
(a) The equity award adjustments reflected in this column were calculated as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$1,065,098	-$	150,524	—	$126,925	-$	180,625	—	$860,874

Compensation Actually Paid vs. Total Shareholder Return			Relationship Between Compensation Actually Paid (CAP) for CEOs and Non-CEO NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
Compensation Actually Paid vs. Net Income			Relationship Between Compensation Actually Paid for CEOs and Non-CEO NEOs (Average) vs. Net Income
Compensation Actually Paid vs. Company Selected Measure			Relationship Between Compensation Actually Paid for CEOs and Non-CEO NEOs (Average) vs. Adjusted Operating Income
Total Shareholder Return Vs Peer Group			Relationship Between Compensation Actually Paid (CAP) for CEOs and Non-CEO NEOs (Average) vs. Cumulative TSR of Company and the Peer Group
Tabular List, Table
Most Important Company Performance Measures for Determining Executive Compensation
The most important financial performance measures used by LivaNova to link executive compensation to company performance during fiscal year 2024 were:
•
Net Sales

Adjusted Operating Income
Relative TSR

Free Cash Flow

Return on Invested Capital

Total Shareholder Return Amount			$ 61.39	68.59	73.63	115.91	87.78
Peer Group Total Shareholder Return Amount			137.81	124.22	113.92	140.4	117.63
Net Income (Loss)			$ 63,200,000	$ 17,600,000	$ (86,200,000)	$ (135,800,000)	$ (348,800,000)
Company Selected Measure Amount			239,200,000	169,300,000	145,100,000	154,800,000	93,500,000
PEO Name	Mr. Kozy	Mr. Makatsaria
Equity Awards Adjustments, Footnote
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$5,754,658	—	—	—	—	—	$5,754,658
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$272,025	—	—	$44,552	—	—	$316,577
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Remain Outstanding and Unvested as of Year End		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year		Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$1,065,098	-$	150,524	—	$126,925	-$	180,625	—	$860,874

Share based Compensation Arrangement By Share based Payment Award Fair Value Assumptions Expected Term1 Minimum			1 year
Share based Compensation Arrangement By Share based Payment Award Fair Value Assumptions Expected Term1 Maximum			9 years 8 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			36.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum			45.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum			4.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum			4.50%
Measure:: 1
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Non-GAAP Measure Description	(10)
			Amounts reflect Adjusted Operating Income as the Company-Selected Measure. The Company defines Adjusted Operating Income as net income at reported currency exchange rates, after adjustments for the effects of acquisitions, divestitures, restructuring, integration, product remediation, purchase price allocation and intangible amortization, significant litigation, equity compensation, significant non-cash adjustments, and other infrequent, unusual, or non-recurring items not incurred in the ordinary course of business.
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name			Return on Invested Capital
Mr. Makatsaria [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,710,672
PEO Actually Paid Compensation Amount			8,156,702
Mr. Kozy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			827,104	$ 3,060,725
PEO Actually Paid Compensation Amount			830,868	3,032,476
Mr.McDonald [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				8,210,339	$ 8,565,545	$ 10,080,644	$ 6,902,353
PEO Actually Paid Compensation Amount				$ (7,774,065)	$ 2,575,035	$ 15,281,126	$ 5,689,235
PEO | Mr. Makatsaria [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Makatsaria [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,308,628)
PEO | Mr. Makatsaria [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,754,658
PEO | Mr. Makatsaria [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,754,658
PEO | Mr. Makatsaria [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Makatsaria [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Makatsaria [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Makatsaria [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Makatsaria [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kozy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(312,813)
PEO | Mr. Kozy [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			316,577
PEO | Mr. Kozy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			272,025
PEO | Mr. Kozy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kozy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kozy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			44,552
PEO | Mr. Kozy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kozy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,467,904)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			860,874
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,065,098
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(150,524)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			126,925
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(180,625)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount